DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,975	$ 4,218
Deferred tax liabilities	(2,300)	(5,058)
Net deferred tax assets/(liabilities)	(325)	(840)	$ (757)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	168	229
Deferred tax liabilities	0	(5)
Net deferred tax assets/(liabilities)	168	224	466
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(931)	(3,950)
Net deferred tax assets/(liabilities)	(931)	(3,950)	(3,969)
Inventory Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	105	423
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	105	423	620
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	558	2,194
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	558	2,194	1,871
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,030	1,254
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,030	1,254	1,016
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	114	118
Deferred tax liabilities	(1,369)	(1,103)
Net deferred tax assets/(liabilities)	$ (1,255)	$ (985)	$ (761)